Stock-based Compensation - Schedule of Fair Value of Stock Options Granted (Details) (10-K) - HubPages, Inc. [Member] - 2006 Stock Option Plan [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Risk-free interest rate, minimum	0.81%
Risk-free interest rate, maximum	2.70%
Expected dividend yield	0.00%	0.00%
Expected volatility	52.00%	52.00%
Expected term (years)		6 years
Risk-free rate		2.12%
Exercise price		$ 0.044
Grant date fair value of options granted		$ 0.044
Minimum [Member]
Expected term (years)	5 years 6 months
Maximum [Member]
Expected term (years)	6 years 1 month 6 days